Expense Example - AZL DFA U.S. Small Cap Fund - AZL DFA U.S. Small Cap Fund	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	$ 1,430